Financial risk management, objective and policies - Credit risk (Details) - Credit risk - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Financial risk management, objective and policies
Trade and other receivables	₨ 4,008,871	₨ 1,970,375
Other financial assets	530,098	3,147,918
Total	4,538,969	5,118,293
0 - 30 days
Financial risk management, objective and policies
Trade and other receivables	2,938,193	1,314,822
31 - 90 days
Financial risk management, objective and policies
Trade and other receivables	568,903	466,215
91 - 180 days
Financial risk management, objective and policies
Trade and other receivables	281,749	115,516
More than 180 days
Financial risk management, objective and policies
Trade and other receivables	220,026	₨ 73,822
Trade and other receivables
Financial risk management, objective and policies
Impairment allowance	₨ 0